Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	21.80%	16.60%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	10.60%	12.00%